Investment in Affiliate (Tables)	6 Months Ended
Jun. 30, 2025
Investment in Affiliate [Abstract]
Schedule of Activity in the Investment Accounted

The activity in the Investment accounted for using the equity method was as follows:

Six months ended June 30, 2025
USD in thousands
Balance as of January 1, 2025	754
Equity losses	76
Balance as of June 30, 2025	678

Six months ended June 30, 2024
USD in thousands
Balance as of January 1, 2024	1,940
Equity losses	(245)
Balance as of June 30, 2024	1,695